Applied Finance Dividend Fund

Schedule of Investments

July 31, 2024 (unaudited)

		Shares	Value
99.88%	COMMON STOCK
2.93%	COMMUNICATION SERVICES
	Verizon Communications, Inc.	20,285	$821,948
10.07%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	4,472	654,209
	Hasbro, Inc.	12,054	777,001
	Home Depot, Inc.	2,112	777,554
	Whirlpool Corp.	6,083	620,283
			2,829,047
8.09%	CONSUMER STAPLES
	Ingredion, Inc.	6,000	746,220
	Target Corp.	5,181	779,274
	Unilever plc ADR	12,148	745,887
			2,271,381
6.06%	ENERGY
	Chevron Corp.	4,976	798,499
	Marathon Petroleum Corp.	5,105	903,687
			1,702,186
22.36%	FINANCIALS
	Ameriprise Financial, Inc.	1,836	789,609
	Huntington Bancshares	53,311	796,999
	JPMorgan Chase & Co.	3,667	780,338
	The PNC Financial Services Group, Inc.	4,342	786,336
	Prudential Financial, Inc.	6,235	781,370
	State Street Corp.	8,948	760,312
	The Travelers Companies, Inc.	3,601	779,400
	Truist Financial Corp.	18,000	804,420
			6,278,784

Applied Finance Dividend Fund

Schedule of Investments

July 31, 2024 (unaudited)

		Shares	Value
15.39%	HEALTH CARE
	Abbott Laboratories	6,200	$656,828
	Abbvie, Inc.	4,260	789,463
	Eli Lilly & Co.	872	701,323
	Johnson & Johnson	4,609	727,531
	Merck & Company, Inc.	6,019	680,929
	Novartis AG ADR	6,880	766,982
			4,323,056
10.75%	INDUSTRIALS
	Eaton Corp. plc	2,326	708,942
	Norfolk Southern Corp.	3,089	770,891
	PACCAR, Inc.	6,786	669,507
	RTX Corp.	7,394	868,721
			3,018,061
10.57%	INFORMATION TECHNOLOGY
	Accenture plc Class A	2,355	778,610
	Cisco Systems, Inc.	15,392	745,742
	Intel Corp.	23,209	713,445
	Microsoft Corp.	1,748	731,276
			2,969,073
2.67%	MATERIALS
	LyondellBasell Industries NV	7,543	750,227
2.96%	REAL ESTATE
	Omega Healthcare Investors, Inc. REIT	22,855	831,922
8.03%	UTILITIES
	Public Service Enterprise Group, Inc.	10,217	815,010
	Sempra Energy	9,392	751,924
	UGI Corp.	27,800	688,884
			2,255,818

Applied Finance Dividend Fund

Schedule of Investments

July 31, 2024 (unaudited)

SharesValue

99.88% TOTAL COMMON STOCK	$ 28,051,503
99.88%	TOTAL INVESTMENTS	28,051,503
0.12%	Other assets net of liabilities	34,558
100.00%	NET ASSETS	$28,086,061

(B)Effective 7 day yield as of July 31,2024

ADR - Security represented is held by the custodian in the form of American Depository Receipts. REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$28,051,503		$28,051,503
TOTAL INVESTMENTS		$28,051,503		$28,051,503

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $25,544,440, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,702,720
Gross unrealized depreciation	(2,195,657)
Net unrealized appreciation	$2,507,063